Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 718,637,078.42
Total Fee Amount	99,243.78
Total Offset Amount	0.00
Net Fee	$ 99,243.78
Offering Table N/A
Offset Table N/A	N/A